John Hancock Balanced Fund

Summary prospectus 3/1/19 (as revised 8/1/19)

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A, Class B, and Class C) or 888-972-8696 (Class I and Class R suite) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 3/1/19, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated 10/31/18, are incorporated by reference into this summary prospectus.

Effective 1/1/21, as permitted by Securities and Exchange Commission regulations, paper copies of your fund's shareholder reports will no longer be sent by mail, unless specifically requested. They will be available on a website, and a notice with a link to the report will be mailed to you each time a report is posted to the site. Any prior requests for electronic delivery will not be affected. At any time, Fund shareholders may elect to receive paper or electronic copies of shareholder reports and other communications, free of charge by calling John Hancock Investments at 800-225-5291 (Class A, Class B, and Class C) or 888-972-8696 (Class I and Class R suite), or by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held with John Hancock Investments or your financial intermediary.

TICKERS

A: SVBAX	B: SVBBX	C: SVBCX	I: SVBIX	R1: JBAOX	R2: JBATX	R3: JBAHX	R4: JBAFX	R5: JBAVX	R6: JBAWX

Investment objective

To seek current income, long-term growth of capital and income and preservation of capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 – Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and example below. More information about these and other discounts is available from your financial representative and on pages 24 to 26 of this prospectus under "Sales charge reductions and waivers" or pages 155 to 159 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.50	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $250,000 or more)	5.00	1.00	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	I	R1		R2	R3		R4		R5	R6
Management fee	0.60	0.60	0.60	0.60	0.60		0.60	0.60		0.60		0.60	0.60
Distribution and service (Rule 12b-1) fees	0.30	1.00	1.00	0.00	0.50		0.25	0.50		0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.00	0.25	[1]	0.25	0.15	[1]	0.10		0.05	0.00
Additional other expenses	0.17	0.17	0.17	0.18	0.08		0.08	0.08		0.08		0.08	0.08
Total other expenses	0.17	0.17	0.17	0.18	0.33		0.33	0.23		0.18		0.13	0.08
Total annual fund operating expenses	1.07	1.77	1.77	0.78	1.43		1.18	1.33		1.03		0.73	0.68
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01	–0.01	–0.01		–0.01	–0.01		–0.11	[3]	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.06	1.76	1.76	0.77	1.42		1.17	1.32		0.92		0.72	0.67

1 "Service plan fee" has been restated to reflect maximum allowable fees.

John Hancock Balanced Fund

2 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

3 The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 29, 2020, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	553	679	179	279	179	79	145	119	134	94	74	68
3 years	774	856	556	556	556	248	451	374	420	317	232	217
5 years	1,013	1,158	958	958	958	432	781	648	728	558	405	378
10 years	1,696	1,899	1,899	2,083	2,083	965	1,712	1,431	1,601	1,249	906	846

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities. The fund allocates its investments among a diversified mix of debt and equity securities, including securities of other investment companies that invest in debt and equity securities.

For the equity portfolio, the manager looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The manager uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings, and price-to-sales.

The manager then looks for a positive catalyst in a company's near-term outlook that it believes will accelerate earnings or improve value of the company's assets. These positive catalysts may include, but are not limited to, new, improved, or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political, or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The manager also considers an issuer's dividend-paying prospects and overall financial strength.

The fund's debt portfolio is intended to enhance current income and provide added stability. The fund may invest in bonds of any maturity. The fund's bond investments are primarily rated investment-grade (rated BBB or above by Standard & Poor's Ratings Services or Baa or above by Moody's Investors Service, Inc. and unrated equivalents). Up to 20% of assets may be invested in below-investment-grade bonds (i.e., junk bonds) rated as low as C by Standard & Poor's Ratings Services or Moody's Investors Service, Inc. and their unrated equivalents. The fund's investment policies are based on credit ratings at the time of purchase.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may invest up to 50% of assets in mortgage-backed securities. The fund may trade securities actively.

The fund may engage in derivatives transactions to a limited extent. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options, and foreign currency forward contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

John Hancock Balanced Fund

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk.  Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Bloomberg Barclays U.S. Aggregate Bond Index and the 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index represent broad measures of the U.S. stock and bond markets, respectively, and show how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A, Class B and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M.,

John Hancock Balanced Fund

and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class A, Class R6, and Class R2 shares commenced operations on October 5, 1992, September 1, 2011, and March 1, 2012, respectively. Returns prior to a class's commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R2 and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Best quarter: Q1 '12, 11.60%
Worst quarter: Q3 '11, –11.61%

Average annual total returns (%)—as of 12/31/18	1 year	5 year	10 year
Class A (before tax)	–9.71	3.38	8.08
after tax on distributions	–11.35	2.15	7.06
after tax on distributions, with sale	–4.63	2.46	6.40
Class B	–10.03	3.36	8.02
Class C	–6.51	3.70	7.87
Class I	–4.65	4.76	9.01
Class R1	–5.21	4.09	8.28
Class R2	–5.05	4.36	8.62
Class R3	–5.16	4.20	8.38
Class R4	–4.83	4.60	8.77
Class R5	–4.64	4.81	9.03
Class R6	–4.56	4.88	8.97
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	–4.38	8.49	13.12
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01	2.52	3.48
60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–2.35	6.24	9.42

Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2006	Michael J. Scanlon, Jr., CFA Managing Director and Lead Portfolio Manager Managed the fund since 2015	Lisa A. Welch Senior Managing Director and Senior Portfolio Manager Managed the fund since 2016

John Hancock Balanced Fund

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R1, Class R2, Class R3, Class R4, or Class R5 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; certain eligible qualifying investment product platforms; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment.

Class A, Class B, Class C, Class I and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A, Class B, and Class C); 888-972-8696 (Class I and Class R6). Class R1, Class R2, Class R3, Class R4, and Class R5 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2019 JOHN HANCOCK INVESTMENT MANAGEMENT DISTRIBUTORS LLC 360SP 3/1/19 (as revised 8/1/19) SEC file number: 811-00560